Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Information [Abstract]
Segment Information

8. Segment Information

The Company has two reportable segments: Carbon Materials & Chemicals and Railroad & Utility Products. The Company’s reportable segments are business units that offer different products. The reportable segments are each managed separately because they manufacture and distribute distinct products with different production processes. The business units have been aggregated into two reportable segments since management believes the long-term financial performance of these business units is affected by similar economic conditions.

The Company’s Carbon Materials & Chemicals segment is primarily a manufacturer of carbon pitch, naphthalene, phthalic anhydride, creosote and carbon black feedstock. Carbon pitch is a critical raw material used in the production of aluminum and for the production of steel in electric arc furnaces. Naphthalene is used for the production of phthalic anhydride and as a surfactant in the production of concrete. Phthalic anhydride is used in the production of plasticizers, polyester resins and alkyd paints. Creosote is used in the treatment of wood and carbon black feedstock is used in the production of carbon black.

The Company’s Railroad & Utility Products segment sells treated and untreated wood products, manufactured products and services primarily to the railroad and public utility markets. Railroad products include procuring and treating items such as crossties, switch ties and various types of lumber used for railroad bridges and crossings and the manufacture of rail joint bars. Utility products include transmission and distribution poles and pilings.

The Company evaluates performance and determines resource allocations based on a number of factors, the primary measure being operating profit or loss from operations. Operating profit does not include equity in earnings of affiliates, other income, interest expense or income taxes. Operating profit also excludes the operating costs of Koppers Holdings Inc., the parent company of Koppers Inc. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. Intersegment transactions are eliminated in consolidation.

The following table sets forth certain sales and operating data, net of all intersegment transactions, for the Company’s segments for the periods indicated:

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Revenues from external customers:
Carbon Materials & Chemicals	$249.5	$218.6
Railroad & Utility Products	131.4	122.9

Total	$380.9	$341.5

Intersegment revenues:
Carbon Materials & Chemicals	$30.0	$27.5

Depreciation and amortization expense:
Carbon Materials & Chemicals	$4.1	$4.3
Railroad & Utility Products	2.7	2.1

Total	$6.8	$6.4

Operating profit:
Carbon Materials & Chemicals	$20.5	$14.1
Railroad & Utility Products	9.1	7.5
Corporate	(0.4)	(0.3)

Total	$29.2	$21.3

The following table sets forth certain tangible and intangible assets allocated to each of the Company’s segments as of the dates indicated:

	March 31, 2012	December 31, 2011
(Dollars in millions)
Segment assets:
Carbon Materials & Chemicals	$510.2	$495.2
Railroad & Utility Products	185.1	164.6
All other	58.8	70.9

Total	$754.1	$730.7

Goodwill:
Carbon Materials & Chemicals	$70.2	$69.4
Railroad & Utility Products	2.8	2.7

Total	$73.0	$72.1

8. Segment Information

The Company has two reportable segments: Carbon Materials & Chemicals and Railroad & Utility Products. The Company’s reportable segments are business units that offer different products. The reportable segments are each managed separately because they manufacture and distribute distinct products with different production processes. The business units have been aggregated into two reportable segments since management believes the long-term financial performance of these business units is affected by similar economic conditions.

The Company’s Carbon Materials & Chemicals segment is primarily a manufacturer of carbon pitch, naphthalene, phthalic anhydride, creosote and carbon black feedstock. Carbon pitch is a critical raw material used in the production of aluminum and for the production of steel in electric arc furnaces. Naphthalene is used for the production of phthalic anhydride and as a surfactant in the production of concrete. Phthalic anhydride is used in the production of plasticizers, polyester resins and alkyd paints. Creosote is used in the treatment of wood and carbon black feedstock is used in the production of carbon black.

The Company’s Railroad & Utility Products segment sells treated and untreated wood products, manufactured products and services primarily to the railroad and public utility markets. Railroad products include procuring and treating items such as crossties, switch ties and various types of lumber used for railroad bridges and crossings and the manufacture of rail joint bars. Utility products include transmission and distribution poles and pilings.

The Company evaluates performance and determines resource allocations based on a number of factors, the primary measure being operating profit or loss from operations. Operating profit does not include equity in earnings of affiliates, other income, interest expense or income taxes. Operating profit also excludes the operating costs of Koppers Holdings Inc., the parent company of Koppers Inc. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. Intersegment transactions are eliminated in consolidation.

Results of Segment Operations

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions)
Revenues from external customers:
Carbon Materials & Chemicals	$943.1	$740.6	$606.0
Railroad & Utility Products	523.1	449.9	469.2

Total	$1,466.2	$1,190.5	$1,075.2

Intersegment revenues:
Carbon Materials & Chemicals	$95.2	$97.2	$91.5

Depreciation & amortization:
Carbon Materials & Chemicals	$17.4	$17.2	$15.9
Railroad & Utility Products	9.5	9.4	7.3

Total	$26.9	$26.6	$23.2

Operating profit:
Carbon Materials & Chemicals	$89.1	$76.7	$57.3
Railroad & Utility Products	34.8	23.0	38.2
Corporate(a)	(1.2)	(1.6)	(1.8)

Total	$122.7	$98.1	$93.7

Capital expenditures (including acquisitions):
Carbon Materials & Chemicals	$23.0	$44.9	$10.7
Railroad & Utility Products	10.2	20.2	8.5
Corporate	0.6	0.3	1.0

Total	$33.8	$65.4	$20.2

(a)	Operating loss for Corporate includes general and administrative costs for Koppers Holdings Inc, the parent company of Koppers Inc.

Assets and Goodwill by Segment

	December 31,
	2011	2010
(Dollars in millions)
Assets:
Carbon Materials & Chemicals	$495.2	$447.4
Railroad & Utility Products	164.6	154.8

Segment assets	659.8	602.2
Cash & cash equivalents	0.2	8.5
Income tax receivable	10.6	11.9
Deferred taxes	41.8	27.1
Deferred financing costs	8.2	9.1
Deferred charges	3.5	4.0
Other	6.6	6.4

Total	$730.7	$669.2

Goodwill:
Carbon Materials & Chemicals	$69.4	$69.6
Railroad & Utility Products	2.7	2.5

Total	$72.1	$72.1

Revenues and Long-lived Assets by Geographic Area

	Year	Revenue	Long-lived assets
(Dollars in millions)
United States	2011	$787.5	$161.6
	2010	672.5	157.1
	2009	649.1	149.1
Australasia	2011	276.6	58.7
	2010	221.9	79.8
	2009	190.2	73.4
Europe	2011	248.0	35.7
	2010	194.0	35.8
	2009	144.1	14.9
Other countries	2011	154.1	0.0
	2010	102.1	0.0
	2009	91.8	0.0

Total	2011	$1,466.2	$256.0
	2010	$1,190.5	$272.7
	2009	$1,075.2	$237.4

Revenues by geographic area in the above table are attributed by the destination country of the sale. Revenues from non-U.S. countries totaled $681.1 million in 2011, $573.0 million in 2010 and $475.3 million in 2009. Revenues from one customer of the Carbon Materials & Chemicals segment and one customer from the Railroad & Utility Products segment represented approximately 11 percent each of the Company’s consolidated revenues in 2009.

Segment Revenues for Significant Product Lines

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions)
Carbon Materials & Chemicals:
Carbon pitch	$431.1	$325.6	$302.9
Creosote and carbon black feedstock	162.0	104.4	76.3
Phthalic anhydride	112.4	93.9	67.3
Naphthalene	72.3	68.0	49.8
Other products	165.3	148.7	109.7

	943.1	740.6	606.0
Railroad & Utility Products:
Railroad crossties	324.9	282.5	298.1
Utility poles	84.2	73.3	66.8
Creosote	52.7	57.9	60.6
Rail joint bars	24.7	0.1	0.0
Other products	36.6	36.1	43.7

	523.1	449.9	469.2

Total	$1,466.2	$1,190.05	$1,075.2